Provisions and Other (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of other provisions [abstract]
Disclosure of Provisions and Other

Workers’ Compensation
Balance December 31, 2019	$11,866
Recovered during the year	(750)
Payment of deductibles and uninsured claims	(2,698)
Effects of foreign currency exchange differences	(110)
Balance December 31, 2020	8,308
Expensed during the year	3,296
Payment of deductibles and uninsured claims	(2,815)
Effects of foreign currency exchange differences	(71)
Balance December 31, 2021	$8,718

	2021	2020
Current	$2,205	$745
Long-term	6,513	7,563
	$8,718	$8,308